PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET
NOTE 6 -	PROPERTY, PLANT AND EQUIPMENT, NET

Composition of assets, grouped by major classifications, is as follows:

	December 31,
	2023	2022
Cost:
Land and buildings	$10,739	$10,739
Leasehold improvements	9,164	6,391
Machinery and equipment	76,664	75,518
Motor vehicles	273	302
Office furniture and equipment	1,378	2,362
Internal use software	3,768	2,610
	101,986	97,922

Less: Accumulated depreciation	59,432	54,499
Depreciated cost	$42,554	$43,423

Depreciation expenses amounted to $4,430, $3,500 and $4,718 for the years ended December 31, 2023, 2022 and 2021, respectively. During 2021, as part of the Company's restructuring plan and departure from Gedera's facility, the Company wrote off leasehold improvement assets in total amount of $1,800 , out of this amount $600 was recognized as restructuring expenses due to impairment in OEM of heat transfer solutions and aviation accessories reporting unit which exanimated following the Company's restructuring plan announcement in March 2021. In addition, in 2021 $1,200 recognized in cost of sales as an acceleration of amortization due to change in useful life of leasehold improvements assets.